Right-of-use Assets - Summary Of Undiscounted Future Payments For A Not Yet Commenced Leasing Contract (Detail) € in Thousands	Aug. 01, 2023 EUR (€)
Disclosure In Tabular Form Of Future Lease Payments For Contracts Not Yet Commenced [Line Items]
Future payments for a not yet commenced leasing contract	€ 25,319
Within five years
Disclosure In Tabular Form Of Future Lease Payments For Contracts Not Yet Commenced [Line Items]
Future payments for a not yet commenced leasing contract	11,183
Over five years [member]
Disclosure In Tabular Form Of Future Lease Payments For Contracts Not Yet Commenced [Line Items]
Future payments for a not yet commenced leasing contract	€ 14,136